Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Profit Attributable to Ordinary Shareholders

Profit attributable to ordinary shareholders

	2018	2017	2016
	(€’000)
Profit attributable to ordinary shareholders	31,118	39,067	38,336

Weighted average number of ordinary shares

	2018	2017	2016
Weighted average number of ordinary shares at December 31,	71,562	71,089	70,349
Dilution effect of share options, restricted and performance shares on issue	494	432	864
Weighted average number of ordinary shares (diluted) at December 31,	72,056	71,521	71,213